MORGAN STANLEY FLEXIBLE INCOME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

November 1, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Flexible Income Trust

File Nos. 33-44782; 811-6515

Ladies and Gentlemen:

On behalf of Morgan Stanley Flexible Income Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated February 28, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated October 11, 2011 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.